UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-09140

            Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

            Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.7%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	1,489	$31
DFA Inflation Protected Securities Portfolio - Institutional Shares	77,718	885
DFA International Core Equity Portfolio - Institutional Shares	2,367	33
DFA Large Cap International Portfolio - Institutional Shares	2,645	61
DFA LTIP Portfolio - Institutional Shares	17,723	160
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	4,590	114
DFA U.S. Large Company Portfolio - Institutional Shares	5,023	113
TOTAL MUTUAL FUNDS (Identified Cost $1,295)		1,397
TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $1,295)		1,397
TOTAL INVESTMENTS—99.7% (Identified Cost $1,295)		1,397
Other assets and liabilities, net—0.3%		4

NET ASSETS—100.0%		$1,401

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$1,397	$1,397
Total Investments	$1,397	$1,397

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.7%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	1,671	$35
DFA Inflation Protected Securities Portfolio - Institutional Shares	57,617	656
DFA International Core Equity Portfolio - Institutional Shares	2,680	37
DFA Large Cap International Portfolio - Institutional Shares	3,136	73
DFA LTIP Portfolio - Institutional Shares	35,469	319
DFA Short-Term Extended Quality Portfolio - Institutional Shares	1,000	11
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	1,075	11
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	5,143	127
DFA U.S. Large Company Portfolio - Institutional Shares	5,714	129
TOTAL MUTUAL FUNDS (Identified Cost $1,268)		1,398
TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $1,268)		1,398
TOTAL INVESTMENTS—99.7% (Identified Cost $1,268)		1,398
Other assets and liabilities, net—0.3%		4

NET ASSETS—100.0%		$1,402

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$1,398	$1,398
Total Investments	$1,398	$1,398

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—100.2%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	4,326	$89
DFA Inflation Protected Securities Portfolio - Institutional Shares	40,753	464
DFA International Core Equity Portfolio - Institutional Shares	6,667	93
DFA Large Cap International Portfolio - Institutional Shares	8,131	189
DFA LTIP Portfolio - Institutional Shares	84,689	763
DFA Short-Term Extended Quality Portfolio - Institutional Shares	7,637	82
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	8,145	81
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	13,288	329
DFA U.S. Large Company Portfolio - Institutional Shares	14,573	329
TOTAL MUTUAL FUNDS (Identified Cost $2,166)		2,419
TOTAL LONG-TERM INVESTMENTS— 100.2% (Identified Cost $2,166)		2,419
TOTAL INVESTMENTS—100.2% (Identified Cost $2,166)		2,419
Other assets and liabilities, net—(0.2)%		(5)

NET ASSETS—100.0%		$2,414

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$2,419	$2,419
Total Investments	$2,419	$2,419

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—100.3%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	3,667	$76
DFA Inflation Protected Securities Portfolio - Institutional Shares	3,349	38
DFA International Core Equity Portfolio - Institutional Shares	5,629	78
DFA Large Cap International Portfolio - Institutional Shares	6,719	156
DFA LTIP Portfolio - Institutional Shares	50,286	453
DFA Short-Term Extended Quality Portfolio - Institutional Shares	8,666	93
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	9,333	93
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	11,115	275
DFA U.S. Large Company Portfolio - Institutional Shares	12,189	276
TOTAL MUTUAL FUNDS (Identified Cost $1,271)		1,538
TOTAL LONG-TERM INVESTMENTS—100.3% (Identified Cost $1,271)		1,538
TOTAL INVESTMENTS—100.3% (Identified Cost $1,271)		1,538
Other assets and liabilities, net—(0.3)%		(4)

NET ASSETS—100.0%		$1,534

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$1,538	$1,538
Total Investments	$1,538	$1,538

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.8%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,937	$123
DFA International Core Equity Portfolio - Institutional Shares	9,278	129
DFA Large Cap International Portfolio - Institutional Shares	11,027	256
DFA LTIP Portfolio - Institutional Shares	30,195	272
DFA Short-Term Extended Quality Portfolio - Institutional Shares	16,425	176
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	17,688	176
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	18,252	452
DFA U.S. Large Company Portfolio - Institutional Shares	20,087	454
TOTAL MUTUAL FUNDS (Identified Cost $1,656)		2,038
TOTAL LONG-TERM INVESTMENTS—99.8% (Identified Cost $1,656)		2,038
TOTAL INVESTMENTS—99.8% (Identified Cost $1,656)		2,038
Other assets and liabilities, net—0.2%		3

NET ASSETS—100.0%		$2,041

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$2,038	$2,038
Total Investments	$2,038	$2,038

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.7%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,692	$118
DFA International Core Equity Portfolio - Institutional Shares	8,843	123
DFA Large Cap International Portfolio - Institutional Shares	10,543	245
DFA Short-Term Extended Quality Portfolio - Institutional Shares	13,348	143
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	14,236	141
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	17,381	430
DFA U.S. Large Company Portfolio - Institutional Shares	19,166	433
TOTAL MUTUAL FUNDS (Identified Cost $1,242)		1,633
TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $1,242)		1,633
TOTAL INVESTMENTS—99.7% (Identified Cost $1,242)		1,633
Other assets and liabilities, net—0.3%		5

NET ASSETS—100.0%		$1,638

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$1,633	$1,633
Total Investments	$1,633	$1,633

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—102.4%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,809	$141
DFA International Core Equity Portfolio - Institutional Shares	10,680	149
DFA Large Cap International Portfolio - Institutional Shares	12,675	294
DFA Short-Term Extended Quality Portfolio - Institutional Shares	4,021	43
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	4,232	42
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	20,952	519
DFA U.S. Large Company Portfolio - Institutional Shares	23,098	522
TOTAL MUTUAL FUNDS (Identified Cost $1,269)		1,710
TOTAL LONG-TERM INVESTMENTS—102.4% (Identified Cost $1,269)		1,710
TOTAL INVESTMENTS—102.4% (Identified Cost $1,269)		1,710
Other assets and liabilities, net—(2.4)%		(40)

NET ASSETS—100.0%		$1,670

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$1,710	$1,710
Total Investments	$1,710	$1,710

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.7%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,549	$136
DFA International Core Equity Portfolio - Institutional Shares	10,072	140
DFA Large Cap International Portfolio - Institutional Shares	11,928	277
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,747	40
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	4,162	41
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	19,936	493
DFA U.S. Large Company Portfolio - Institutional Shares	21,962	497
TOTAL MUTUAL FUNDS (Identified Cost $1,184)		1,624
TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $1,184)		1,624
TOTAL INVESTMENTS—99.7% (Identified Cost $1,184)		1,624
Other assets and liabilities, net—0.3%		4

NET ASSETS—100.0%		$1,628

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$1,624	$1,624
Total Investments	$1,624	$1,624

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.7%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	5,945	$123
DFA International Core Equity Portfolio - Institutional Shares	9,140	127
DFA Large Cap International Portfolio - Institutional Shares	10,960	255
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,405	36
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	3,779	38
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	18,198	450
DFA U.S. Large Company Portfolio - Institutional Shares	20,060	454
TOTAL MUTUAL FUNDS (Identified Cost $1,073)		1,483
TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $1,073)		1,483
TOTAL INVESTMENTS—99.7% (Identified Cost $1,073)		1,483
Other assets and liabilities, net—0.3%		4

NET ASSETS—100.0%		$1,487

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$1,483	$1,483
Total Investments	$1,483	$1,483

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2018

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.7%
DFA Emerging Markets Core Equity Portfolio - Institutional Shares	6,564	$136
DFA International Core Equity Portfolio - Institutional Shares	10,131	141
DFA Large Cap International Portfolio - Institutional Shares	12,033	279
DFA Short-Term Extended Quality Portfolio - Institutional Shares	3,782	41
DFA Two-Year Global Fixed Income Portfolio - Institutional Shares	4,158	41
DFA U.S. Core Equity 1 Portfolio - Institutional Shares	20,018	495
DFA U.S. Large Company Portfolio - Institutional Shares	22,072	499
TOTAL MUTUAL FUNDS (Identified Cost $1,196)		1,632
TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $1,196)		1,632
TOTAL INVESTMENTS—99.7% (Identified Cost $1,196)		1,632
Other assets and liabilities, net—0.3%		5

NET ASSETS—100.0%		$1,637

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2018	Level 1 Quoted Prices

Mutual Funds	$1,632	$1,632
Total Investments	$1,632	$1,632

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers into or out of Level 3 related to securities held at September 30, 2018.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2018

The Trust was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000. From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust, in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with the U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.  SECURITY VALUATION

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into and out of Level 3 at the end of the reporting period.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts (“ADRs”), financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS RETIREMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2018 (CONTINUED)

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 2—Regulatory Matters and Litigation

From time to time, the Trust, the Funds, the Funds’ Adviser and/or subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

NOTE 3— RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

NOTE 4— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that the following subsequent events require recognition or disclosure in these Notes to Schedules of Investments.

Effective October 30, 2018, each of the Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, and Virtus DFA 2060 Target Date Retirement Income Fund (each a “Fund”) was liquidated.

On November 14, 2018, the Board of Trustees of the Virtus Retirement Trust voted to liquidate the Virtus DFA 2025 Target Date Retirement Income Fund and Virtus DFA 2055 Target Date Retirement Income Fund (the “Funds”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Funds. Effective December 20, 2018, the Funds will be closed to new investors and additional investor deposits. On or about December 20, 2018 (the “Liquidation Date”), each of the Funds will be liquidated at its net asset value.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Retirement Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/28/2018

*	Print the name and title of each signing officer under his or her signature.